Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 6,014,127	$ 6,014,127
SETTLEMENT AMOUNT	96,136	96,136	$ 121,136
INTEREST ACCRUED ON SETTLEMENT	370,066	213,907
TOTAL SETTLEMENT OBLIGATION	3,322,834	2,666,675
Wayzetta, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 407,000	$ 407,000
DATE OF AWARD
INTEREST RATE
INTEREST ACCRUED ON SETTLEMENT	$ 0
TOTAL SETTLEMENT OBLIGATION	25,000	$ 25,000
Eagan, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 767,000	$ 767,000
DATE OF AWARD	Dec. 07, 2023	Dec. 07, 2023
INTEREST RATE	10.00%	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 88,731	$ 52,195
TOTAL SETTLEMENT OBLIGATION	577,222	540,686
St. Louis Park, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 673,000	$ 673,000
DATE OF AWARD	May 22, 2024	May 22, 2024
INTEREST RATE	10.00%	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 57,801	$ 25,987
TOTAL SETTLEMENT OBLIGATION	483,151	451,337
St. Paul, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,153,000	$ 1,153,000
DATE OF AWARD	Jan. 22, 2024	Jan. 22, 2024
INTEREST RATE	10.00%	10.00%
INTEREST ACCRUED ON SETTLEMENT	$ 70,254	$ 39,169
TOTAL SETTLEMENT OBLIGATION	485,860	454,775
Maple Grave, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION		$ 1,153,127
DATE OF AWARD		Oct. 03, 2022
INTEREST RATE		10.00%
INTEREST ACCRUED ON SETTLEMENT		$ 49,200
TOTAL SETTLEMENT OBLIGATION		268,200
DENVER, CO [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 782,000	782,000
INTEREST RATE
INTEREST ACCRUED ON SETTLEMENT	$ 0
TOTAL SETTLEMENT OBLIGATION	530,557	530,557
Denver CO Quincy [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
ORIGINAL OBLIGATION	$ 1,079,000	$ 1,079,000
DATE OF AWARD	Nov. 14, 2023	Nov. 14, 2023
INTEREST RATE	12.00%	12.00%
INTEREST ACCRUED ON SETTLEMENT	$ 87,699	$ 47,356
TOTAL SETTLEMENT OBLIGATION	936,463	396,120
Settled Litigation [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	2,952,768	2,452,447
Settled Litigation [Member] | Wayzetta, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	25,000	25,000
Settled Litigation [Member] | Eagan, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	488,491	488,491
Settled Litigation [Member] | St. Louis Park, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	425,350	425,350
Settled Litigation [Member] | St. Paul, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	415,606	415,266
Settled Litigation [Member] | Maple Grave, MN [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT		219,576
Settled Litigation [Member] | DENVER, CO [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	530,557	530,000
Settled Litigation [Member] | Denver CO Quincy [Member]
Commitments and Contingencies - Schedule of Property Settlement Obligations (Details) [Line Items]
SETTLEMENT AMOUNT	$ 848,764	$ 348,764